Taxes on Income (Details) - Schedule of Deferred Income Taxes - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Income Taxes [Abstract]
Research and development expenses, which are recognized for tax purposes over three years	$ 95	$ 105
Carryforward tax losses, see (2) below	1,134	1,388
Other	7	10
Less - valuation allowance, see (2) below	(1,134)	(1,360)
Deferred income taxes	$ 102	$ 143